Employee And Payroll Accruals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee And Payroll Accruals [Abstract]
Employee and payroll accruals related to payroll accrued for the benefit of certain related parties, years 2002 to 2007	$ 4,512	$ 4,542